Borrowings (Details) $ in Thousands		5 Months Ended		6 Months Ended				7 Months Ended	10 Months Ended
	Jan. 12, 2017 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jul. 02, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Nov. 03, 2017 USD ($)	Mar. 26, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	Jun. 26, 2017 USD ($)	Mar. 14, 2017 USD ($)	Jun. 23, 2016 USD ($)	Sep. 30, 2015 USD ($)	Apr. 16, 2015 USD ($)	Nov. 01, 2013 USD ($)	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding					$ 430,004						$ 441,471
Unamortized discount					8,715						10,824
Outstanding balance					78,205						$ 69,161
Long- term debt					$ 494,462	$ 475,017
Term Loan B Facility
Debt Instrument [Line Items]
Issuance date					Jun. 30, 2013
Debt amount																			$ 250,000
Write-off of deferred financing fees					$ 1,275
Term Loan B Facility | Subsequent Event
Debt Instrument [Line Items]
Repayment of debt				$ 20,200
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount												$ 53,000						$ 189,500
Description of terms of credit facility					The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.
New Term Loan B Facility
Debt Instrument [Line Items]
Issuance date					Mar. 14, 2017
Debt amount														$ 405,000
Interest rate description					LIBOR plus 500 bps
Interest rate percentage					5.00%
Amount outstanding					$ 421,289
Unamortized discount					$ 8,715
Repayment frequency					quarterly
Repayment installments					8
Repayment amount					$ 5,733
Balloon payment on the last repayment date					384,138
Write-off of deferred financing fees					$ 1,880
Repayment interest rate percentage					1.25%
Maturity Date					Sep. 14, 2020
June 2016 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date					Jun. 23, 2016
Credit facility, maximum borrowing capacity															$ 30,000
Interest rate percentage					4.00%
Outstanding balance					$ 0
Interest rate description					LIBOR plus 400 bps
Final maturity date					Jan. 30, 2017
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date					Apr. 16, 2015
Credit facility, maximum borrowing capacity																	$ 164,000
Number of loan tranches					2
Outstanding balance					$ 0
Cancellation of undrawn amount																$ 83,000
Write-off of deferred financing fees	$ 516
Final maturity date					Apr. 20, 2022
April 2015 Credit Facility | One more super-post-panamax
Debt Instrument [Line Items]
Capacity per each container in TEU					13,100
June 2017 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date					Jun. 26, 2017
Credit facility, maximum borrowing capacity													$ 32,000
Number of loan tranches					2
Interest rate percentage					3.00%
Outstanding balance					$ 29,205
Interest rate description					LIBOR plus 300 bps
June 2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Number of loan tranches					12
Repayment frequency					quarterly
Repayment amount					$ 386
Balloon payment on the last repayment date					$ 10,824
Amount drawn down							$ 17,000
Maturity Date					Jun. 30, 2021
June 2017 Credit Facility | Tranche B
Debt Instrument [Line Items]
Number of loan tranches					13
Repayment amount					$ 417
Balloon payment on the last repayment date					$ 8,328
Amount drawn down								$ 15,000
Maturity Date					Sep. 30, 2021
July 2012 Credit Facility
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 16,500
Refinance of July 2012 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date					Jun. 28, 2017
Credit facility, maximum borrowing capacity							$ 39,000
Number of loan tranches					4
Interest rate percentage					3.10%
Outstanding balance					$ 34,700
Interest rate description					LIBOR plus 310 bps
Write-off of deferred financing fees					$ 209
Repayment of debt				$ 20,200
Refinance of July 2012 Credit Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 32,000
Final maturity date					Sep. 30, 2020
Refinance of July 2012 Credit Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 7,000
Final maturity date					Jun. 30, 2020
Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment frequency					quarterly
Repayment installments					10
Balloon payment on the last repayment date					$ 16,500
Amount drawn down									$ 32,000
Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down						$ 7,000
March 2018 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date					Mar. 26, 2018
Credit facility, maximum borrowing capacity										$ 14,300
Number of loan tranches					2
Interest rate percentage					3.00%
Number of installments					20
Outstanding balance					$ 14,300
Repayment frequency					consecutive
Repayment amount					$ 596
Balloon payment on the last repayment date					$ 2,380
Interest rate description					LIBOR plus 300 bps
Maturity Date					Jun. 30, 2023
March 2018 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down			$ 7,150
March 2018 Credit Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down		$ 7,150
Minimum | Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment amount					$ 1,143
Minimum | Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Repayment frequency					consecutive
Repayment installments					7
Repayment amount					$ 250
Balloon payment on the last repayment date					3,625
Maximum | Refinance of July 2012 Credit Facility | Tranche C
Debt Instrument [Line Items]
Repayment amount					$ 1,500
Maximum | Refinance of July 2012 Credit Facility | Tranche D
Debt Instrument [Line Items]
Repayment frequency					quarterly
Repayment installments					1
Repayment amount					$ 325